Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
God Bless America ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	18.57%	32.29%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	24.10%